REPORTABLE SEGMENTS (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) a segment customer	Mar. 31, 2025 USD ($) customer	Dec. 31, 2026 segment	Dec. 31, 2025 USD ($) a segment	Dec. 31, 2024 USD ($)
REPORTABLE SEGMENTS
Area of Land | a	76
Number of reportable segments | segment	7		7	6
Total assets	$ 39,822,015	$ 12,754,661		$ 36,170,124	$ 12,756,542
Corporate and Strategic Assets
REPORTABLE SEGMENTS
Total assets				17,031,285	4,325,841
Distributed Energy & Renewables
REPORTABLE SEGMENTS
Revenue				575,292
Cost of revenue				537,723
Total assets	3,697,589			4,233,362
Other
REPORTABLE SEGMENTS
Total assets	$ 20,748,000			$ 20,000,000	$ 1,260,000
Number of Customers | customer	2	0
Chhatrapur, Odisha, India | Corporate and Strategic Assets
REPORTABLE SEGMENTS
Area of Land | a				76